Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 574,999,965
Previously Paid Amount	0
Total Fee Amount	79,407.5
Total Offset Amount	0
Net Fee	$ 79,407.5